Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 31, 2019	Nov. 16, 2018	Oct. 11, 2018	May 22, 2018	Mar. 31, 2018	Sep. 08, 2017	Mar. 31, 2017
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 512				$ 339		$ 563
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships						$ 2
Total assets acquired						2
Goodwill						5
Total purchase price						7
Brilliant Basics Holdings Limited | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships						2
Total assets acquired						$ 2
WoongDoody Holding Company Inc
Disclosure Of Business Combinations [Line Items]
Net assets				$ 5
Intangible assets - customer contracts and relationships				20
Total assets acquired				26
Goodwill				25
Total purchase price				51
Intangible assets – Trade name				1
WoongDoody Holding Company Inc | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets				5
Total assets acquired				5
WoongDoody Holding Company Inc | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships				20
Total assets acquired				21
Intangible assets – Trade name				$ 1
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Net assets		$ 13
Intangible assets - customer contracts and relationships		6
Deferred tax liabilities on intangible assets		(1)
Total assets acquired		18
Total purchase price		11
Less: Non-controlling interests		(7)
Infosys Compaz Pte Limited | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets		13
Total assets acquired		13
Infosys Compaz Pte Limited | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships		6
Deferred tax liabilities on intangible assets		(1)
Total assets acquired		$ 5
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Net assets			$ 2
Intangible assets - customer contracts and relationships			21
Deferred tax liabilities on intangible assets			(7)
Total assets acquired			28
Goodwill			32
Total purchase price			60
Intangible assets – Salesforce Relationships			8
Intangible assets – Brand			4
Fluido Oy | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets			2
Total assets acquired			2
Fluido Oy | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships			21
Deferred tax liabilities on intangible assets			(7)
Total assets acquired			26
Intangible assets – Salesforce Relationships			8
Intangible assets – Brand			$ 4